Shareholders' equity - Changes in shares of common stock outstanding (Detail) - shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Stockholders' Equity [Abstract]
Common stock outstanding at beginning of year	3,038,587,493	3,310,800,799	3,392,937,486
Decrease of common stock by cancellation of treasury stock	(260,000,000)		(150,000,000)
Common stock held in treasury:
Repurchases of common stock	(20,129)	(299,381,781)	(100,020,867)
Sales of common stock	353	390	180
Common stock issued to employees	24,587,717	27,168,085	17,894,000
Cancellation of treasury stock	260,000,000		150,000,000
Other net change in treasury stock			(10,000)
Common stock outstanding at end of year	3,063,155,434	3,038,587,493	3,310,800,799